Cover	Feb. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2021
Entity File Number	001-33905
Entity Registrant Name	UR-ENERGY INC.
Entity Central Index Key	0001375205
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	10758 W Centennial Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	981-4588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	URG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false